Related Party Transactions (Schedule of Transactions Recognized ) (Detail) (O V S [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
O V S [Member]
Related Party Transaction [Line Items]
Revenues	$ 1,700	$ 1,700	$ 3,400	$ 3,400	$ 7,029	$ 6,639	$ 6,467
Operating costs	$ (400)	$ (400)	$ (700)	$ (800)	$ (1,627)	$ (1,515)	$ (2,675)